Issued Capital (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of issued capital [text block] [Abstract]
Schedule of issued capital
		Years Ended June 30,
	Notes	2021	2020	2019

(a) Issued Capital
2,084,016,678 (2020: 1,037,358,032) fully paid ordinary shares	10(b)	197,447,990	160,703,754	156,632,636
Nil (2020: Nil) options for fully paid ordinary shares	10(c)	-	-	-

		197,447,990	160,703,754	156,632,636

Schedule of movements in issued shares
	June 30,
	2021		2020		2019
	No. of shares	A$	No. of shares	A$	No. of shares	A$
Beginning of the year	1,037,358,032	160,703,754	860,837,432	156,632,636	533,891,470	143,910,328

Movement during the year	1,046,658,646	36,744,236	176,520,600	4,071,118	326,945,962	12,722,308

End of the year	2,084,016,678	197,447,990	1,037,358,032	160,703,754	860,837,432	156,632,636

Schedule of share issuances
Date	Details	Notes	Number	Issue Price	A$
July 13, 2018	Issue of shares under ATM Facility		3,083,580	0.05	166,086
January 4, 2019	Issue of shares under ATM Facility		15,789,360	0.05	749,614
February 4, 2019	Issue of shares under ATM Facility		1,912,440	0.04	78,508
March 21, 2019	Issue of shares under ATM Facility		7,930,740	0.05	430,346
March 21, 2019	Issue of shares under ATM Facility		3,723,120	0.05	169,064
March 21, 2019	Issue of shares under ATM Facility		156,000	0.05	7,341
March 21, 2019	Issue of shares under ATM Facility		1,014,240	0.04	43,544
April 8, 2019	Issue of shares under strategic investment by Life Biosciences LLC		269,905,533	0.04	10,526,318
April 8, 2019	Issue of shares to sophisticated and professional investors		23,430,949	0.04	913,807
June 30, 2019	Security issuance costs				(362,320)
Year end June 30, 2019			326,945,962		12,722,308
July 31, 2019	Issue of shares under ATM Facility		7,962,060	0.035	277,812
November 21, 2019	Issue of shares under ATM Facility		3,814,380	0.025	94,694
January 15, 2020	Issue of shares under ATM Facility		758,040	0.019	14,230
January 16, 2020	Issue of shares under ATM Facility		12,244,020	0.020	249,402
January 17, 2020	Issue of shares under ATM Facility		6,754,020	0.018	123,717
March 27, 2020	Issue of shares under ATM Facility		7,042,920	0.017	120,239
May 25, 2020	Issue of shares under ATM Facility		137,945,160	0.025	3,483,792
June 30, 2020	Security issuance costs				(292,768)
Year end June 30, 2020			176,520,600		4,071,118
July 2, 2020	Issue of shares under ATM Facility		47,646,000	0.033	1,562,055
October 23, 2020	Issue of shares to sophisticated and professional investors		271,251,007	0.037	10,036,287
November 24, 2020	Issue of shares to sophisticated and professional investors		674,694,939	0.037	24,963,713
February 11, 2021	Issue of shares under ATM Facility		53,066,700	0.050	2,674,831
June 30, 2021	Security issuance costs				(2,492,650)
Year end June 30, 2021			1,046,658,646		36,744,236